Schedule of investments

Delaware Floating Rate II Fund June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.28%
Cheniere Energy 144A PIK 4.875% exercise price $93.64,
expiration date 5/28/21 # ❆	176,000	$178,587
Total Convertible Bond (cost $177,540)		178,587

Corporate Bonds – 7.51%
Capital Goods - 0.47%
Bombardier 144A 7.875% 4/15/27 #	125,000	82,086
TransDigm 5.50% 11/15/27	250,000	218,929
		301,015
Communications - 1.58%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	228,155
Consolidated Communications 6.50% 10/1/22	412,000	380,843
Frontier Communications 144A 8.00% 4/1/27 #‡	214,000	217,569
Level 3 Financing 144A 4.25% 7/1/28 #	175,000	175,644
		1,002,211
Consumer Cyclical - 0.84%
Ford Motor 8.50% 4/21/23	500,000	529,687
		529,687
Financial Services - 0.59%
NFP 144A 7.00% 5/15/25 #	190,000	200,331
Uniti Group 144A 7.875% 2/15/25 #	174,000	176,894
		377,225
Healthcare - 1.53%
Centene 3.375% 2/15/30	400,000	404,510
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	160,000	162,900
Surgery Center Holdings 144A 10.00% 4/15/27 #	150,000	150,534
Tenet Healthcare 144A 6.25% 2/1/27 #	250,000	248,905
		966,849
Insurance - 0.30%
HUB International 144A 7.00% 5/1/26 #	190,000	190,191
		190,191
Media - 0.35%
Clear Channel Worldwide Holdings 9.25% 2/15/24	125,000	116,279
Radiate Holdco 144A 6.625% 2/15/25 #	105,000	104,880
		221,159
Technology - 0.61%
Banff Merger Sub 144A 9.75% 9/1/26 #	215,000	216,840
Boxer Parent 144A 9.125% 3/1/26 #	165,000	171,497
		388,337

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Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation - 0.71%
DAE Funding 144A 5.75% 11/15/23 #	91,000	$87,009
Delta Air Lines 144A 7.00% 5/1/25 #	350,000	361,662
		448,671
Utilities - 0.53%
Pacific Gas and Electric 6.05% 3/1/34 ‡	280,000	334,313
		334,313
Total Corporate Bonds (cost $4,679,327)		4,759,658

Loan Agreements – 92.58%
A&V Holdings Midco TBD 3/10/27 X	325,000	286,000
Acrisure Tranche B 3.678% (LIBOR01M + 3.50%)
2/15/27 •	619,003	586,505
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%)
4/28/22 •	496,183	478,817
American Airlines Tranche B 2.185% (LIBOR01M + 2.00%)
12/14/23 •	720,629	587,827
Applied Systems 1st Lien TBD 9/19/24 X	204,000	199,665
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 •	1,500,000	1,503,750
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	665,196	653,555
Aramark Services Tranche B-4 1.924% (LIBOR01M +
1.75%) 1/15/27 •	317,205	299,759
AssuredPartners 3.678% (LIBOR01M + 3.50%) 2/12/27 •	1,233,195	1,182,326
Assuredpartners 5.50% (LIBOR03M + 4.50%) 2/12/27 •	224,438	221,071
AthenaHealth Tranche B 1st Lien 4.818% (LIBOR03M +
4.50%) 2/11/26 •	493,750	478,526
Bausch Health 3.19% (LIBOR01M + 3.00%) 6/2/25 •	600,494	583,886
Berry Global Tranche Y 2.177% (LIBOR01M + 2.00%)
7/1/26 •	397,741	381,974
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%)
11/15/21 •	1,039,000	893,540
Boxer Parent 4.428% (LIBOR01M + 4.25%) 10/2/25 •	622,124	590,573
BW Gas & Convenience Holdings 6.43% (LIBOR01M +
6.25%) 11/18/24 •	484,032	474,351
Caesars Resort Collection Tranche B-1 TBD
0.00% 7/21/25 X	1,180,000	1,112,782
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	1,235,055	1,194,659
Camelot US Acquisition 3.178% (LIBOR01M + 3.00%)
10/30/26 •	1,034,800	1,004,187
Carnival TBD 6/30/25 X	1,000,000	970,000
CenturyLink Tranche B 2.428% (LIBOR01M + 2.25%)
3/15/27 •	938,285	887,412

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(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Change Healthcare Holdings 3.50% (LIBOR03M + 2.50%)
3/1/24 •	743,940	$716,353
Chemours Tranche B-2 1.93% (LIBOR01M + 1.75%)
4/3/25 •	223,626	212,631
CityCenter Holdings 3.00% (LIBOR01M + 2.25%)
4/18/24 •	374,036	340,996
Connect US Finco 5.50% (LIBOR03M + 4.50%)
12/12/26 •	658,350	621,812
Conservice Midco Tranche B 4.558% (LIBOR03M +
4.25%) 5/7/27 •	185,000	180,837
Consolidated Communications 4.00% (LIBOR01M +
3.00%) 10/5/23 •	1,134,139	1,081,969
Coral US Tranche B-5 2.428% (LIBOR01M + 2.25%)
1/31/28 •	700,000	666,750
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	542,425	518,694
CPI Holdco 1st Lien 4.428% (LIBOR01M + 4.25%)
11/4/26 •	1,021,079	987,894
CSC Holdings 2.435% (LIBOR01M + 2.25%) 7/17/25 •	333,121	316,798
Cumulus Media New Holdings 4.822% (LIBOR06M +
3.75%) 3/31/26 •	793,503	747,876
DaVita Tranche B-1 1.928% (LIBOR01M + 1.75%)
8/12/26 •	653,073	634,787
Delta Air Lines 5.51% (LIBOR03M + 4.75%) 4/27/23 •	185,000	182,040
Dun & Bradstreet Tranche B 4.184% (LIBOR01M + 4.00%)
2/6/26 •	548,625	536,281
Ensemble RCM 4.437% (LIBOR03M + 3.75%) 8/1/26 •	1,073,795	1,048,293
Frontier Communications Tranche B-1 5.352% (LIBOR03M
+ 2.75%) 6/17/24 •	1,038,591	1,016,781
Garda World Security Tranche B 1st Lien 4.93%
(LIBOR01M + 4.75%) 10/30/26 •	423,678	417,323
Genesee & Wyoming 2.308% (LIBOR03M + 2.00%)
12/30/26 •	336,158	324,980
GFL Environmental 4.00% (LIBOR03M + 3.00%) 5/30/25 •	404,444	394,164
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%)
6/17/27 •	1,149,000	1,124,105
HD Supply Tranche B-5 1.928% (LIBOR01M + 1.75%)
10/17/23 •	1,139,525	1,107,476
Heartland Dental 3.678% (LIBOR01M + 3.50%) 4/30/25 •	926,657	822,871
HUB International 5.00% (LIBOR03M + 4.00%) 4/25/25 •	995,000	984,773
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%)
2/14/25 •	1,085,000	1,038,887
Ingersoll-Rand Services Tranche B-1 1.928% (LIBOR01M
+ 1.75%) 2/28/27 •	648,375	616,159
JBS USA LUX 3.072% (LIBOR06M + 2.00%) 5/1/26 •	1,488,693	1,427,285
Kronos 3.179% (LIBOR01M + 3.00%) 11/1/23 •	184,059	183,886

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Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Kronos 2nd Lien 9.25% (LIBOR01M + 8.25%) 11/1/24 •	870,000	$870,466
LCPR Loan Financing 5.185% (LIBOR03M + 5.00%)
10/15/26 •	637,000	635,407
Merrill Communications Tranche B 1st Lien 6.195%
(LIBOR06M + 5.00%) 10/5/26 •	1,094,500	1,078,083
Mileage Plus Holdings TBD 0.00% 6/25/27 X	1,150,000	1,143,737
NFP 3.428% (LIBOR01M + 3.25%) 2/15/27 •	493,926	461,821
Numericable US Tranche B-11 2.928% (LIBOR01M +
2.75%) 7/31/25 •	758,712	720,776
Numericable US Tranche B-13 4.185% (LIBOR01M +
4.00%) 8/14/26 •	350,000	337,925
ON Semiconductor Tranche B-4 2.178% (LIBOR01M +
2.00%) 9/16/26 •	648,981	624,373
Ortho-Clinical Diagnostics TBD 6/30/25 X	642,000	601,073
PG&E 5.50% (LIBOR03M + 4.50%) 6/23/25 •	1,500,000	1,483,125
PQ Tranche B 2.428% (LIBOR01M + 2.25%) 2/8/27 •	700,000	683,563
PQ Tranche B TBD 2/7/27 X	175,000	171,719
Prestige Brands Tranche B-4 2.178% (LIBOR01M +
2.00%) 1/26/24 •	3	3
Prime Security Services Borrower Tranche B-1 4.25%
(LIBOR01M + 3.25%) 9/23/26 •	413,787	398,788
Quikrete Holdings 1st Lien 2.678% (LIBOR01M + 2.50%)
2/1/27 •	733,315	709,635
Russell Investments US Institutional Holdco 3.822%
(LIBOR03M + 2.75%) 6/1/23 •	112,452	109,594
Scientific Games International Tranche B-5 3.476%
(LIBOR01M + 2.75%) 8/14/24 •	913,663	809,962
Sedgwick Claims Management Services 5.25%
(LIBOR01M + 4.25%) 9/3/26 •	90,000	87,525
Sinclair Televison Group Tranche B-2 2.69% (LIBOR01M +
2.50%) 9/30/26 •	719,563	688,531
Solenis International 1st Lien 4.363% (LIBOR03M +
4.00%) 6/26/25 •	746,193	716,967
Solenis International 2nd Lien 8.863% (LIBOR03M +
8.50%) 6/26/26 •	400,000	349,258
SS&C Technologies Tranche B-5 1.928% (LIBOR01M +
1.75%) 4/16/25 •	488,531	468,013
Stars Group Holdings 3.808% (LIBOR03M + 3.50%)
7/10/25 •	609,572	607,445
Surf Holdings 1st Lien 3.827% (LIBOR03M + 3.50%)
3/5/27 •	920,455	886,129
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%)
9/2/24 •	581,505	515,722
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%)
12/17/26 •	958,185	917,462

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(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Titan Acquisition 4.45% (LIBOR06M + 3.00%) 3/28/25 •	461,589	$423,046
T-Mobile USA 3.178% (LIBOR01M + 3.00%) 4/1/27 •	1,175,000	1,175,000
Transdigm Tranche F 2.428% (LIBOR01M + 2.25%)
12/9/25 •	851,236	772,674
The Ultimate Software Group TBD 5/3/27 X	1,530,000	1,559,644
US Foods Tranche B 3.072% (LIBOR01M + 2.00%)
9/13/26 •	570,688	538,586
USI 4.308% (LIBOR03M + 4.00%) 12/2/26 •	895,500	870,314
USI Tranche B 3.308% (LIBOR03M + 3.00%) 5/16/24 •	589,064	560,789
Verscend Holding Tranche B 4.678% (LIBOR01M +
4.50%) 8/27/25 •	1,029,139	1,003,411
Vertical Midco Tranche B TBD 6/30/27 X	1,000,000	980,000
Vistra Operations 1.931% (LIBOR01M + 1.75%)
12/31/25 •	1,342,561	1,208,305
WebMD Health 4.75% (LIBOR03M + 3.75%) 9/13/24 •	700,000	669,375
Total Loan Agreements (cost $59,937,984)		58,662,112

	Number of shares
Short-Term Investments – 0.30%
Money Market Mutual Funds - 0.30%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	37,640	37,640
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	37,640	37,640
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	37,640	37,640
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	37,640	37,640
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	37,640	37,640
Total Short-Term Investments (cost $188,200)		188,200

Total Value of Securities – 100.67%
(cost $64,983,051)		63,788,557
Liabilities Net of Receivables and Other Assets – (0.67%)		(425,816)
Net Assets Applicable to 7,004,004 Shares Outstanding – 100.00%		$63,362,741

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $2,953,684 which represents
4.66% of the Fund’s net assets.
❆ PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-QFV [6/20] 8/20 (1294182) 5

Schedule of investments

Delaware Floating Rate II Fund (Unaudited)

‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
TBD – To be determined
USD – US Dollar

6 NQ-QFV [6/20] 8/20 (1294182)